Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 1,223	€ 911
Additions	1,450	1,120
Disposals	(989)	(799)
Transfers	0	(1)
Translation differences and hyperinflation adjustments	39	(8)
Other movements	16	0
Capitalized costs, ending balance	1,739	1,223
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	555	331
Additions	820	631
Disposals	(2)	0
Transfers	(547)	(401)
Translation differences and hyperinflation adjustments	19	(6)
Other movements	9	0
Capitalized costs, ending balance	854	555
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	668	580
Additions	630	489
Disposals	(987)	(799)
Transfers	547	400
Translation differences and hyperinflation adjustments	20	(2)
Other movements	7	0
Capitalized costs, ending balance	885	668
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Capitalized costs, ending balance	0	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Capitalized costs, ending balance	0	0
Of obtaining a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	371	212
Additions	671	496
Disposals	0	0
Transfers	(447)	(334)
Translation differences and hyperinflation adjustments	6	(3)
Other movements	9	0
Capitalized costs, ending balance	610	371
Of obtaining a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	537	469
Additions	509	388
Disposals	(801)	(653)
Transfers	448	333
Translation differences and hyperinflation adjustments	10	0
Other movements	7	0
Capitalized costs, ending balance	710	537
Of fulfilling a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	184	119
Additions	149	135
Disposals	(2)	0
Transfers	(100)	(67)
Translation differences and hyperinflation adjustments	13	(3)
Other movements	0	0
Capitalized costs, ending balance	244	184
Of fulfilling a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	131	111
Additions	121	101
Disposals	(186)	(146)
Transfers	99	67
Translation differences and hyperinflation adjustments	10	(2)
Other movements	0	0
Capitalized costs, ending balance	€ 175	€ 131